Financial Instruments - Summary of Reconciliation of Level 3 fair value measurements (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance	[1]	$ 410,505
Exchange realignment		(151)			$ (171)
Ending Balance		661,676	$ 410,505	[1]
Level 3 of fair value hierarchy [member]
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance		18,642	36,571
Total gains in profit or loss		15,386	16,935
Transfer from Level 2 to Level 3			796
New investment		5,545
Receipt of investment return			(2,681)
Disposals		(25,650)	(32,712)
Exchange realignment		1	(267)
Ending Balance		13,924	18,642		36,571
Unlisted Investments Classified as Equity Investments F V T P L [Member] | Level 3 of fair value hierarchy [member]
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance		10,603	26,126
Total gains in profit or loss		15,036	16,564
Transfer from Level 2 to Level 3			796
Disposals		(25,650)	(32,712)
Exchange realignment		11	(171)
Ending Balance		0	10,603		26,126
Movie Income Right Investments [Member] | Level 3 of fair value hierarchy [member]
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance		8,039	10,445
Total gains in profit or loss		350	371
New investment		5,545
Receipt of investment return			(2,681)
Exchange realignment		(10)	(96)
Ending Balance		$ 13,924	$ 8,039		$ 10,445

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.